Interest in subsidiary (Detail) - BMSC Financial Results - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Revenues	$ 106,746	$ 71,647
Net income (loss)	513	(9,131)
Net income (loss) and comprehensive income (loss) attributable to non-controlling interest	5,015	2,443
BMSC [Member]
Statement Line Items [Line Items]
Revenues	106,746	71,647
Net income (loss)	12,537	6,107
Net income (loss) and comprehensive income (loss) attributable to non-controlling interest	$ 5,015	$ 2,443